Property, Plant and Equipment, Net - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation expense			₨ 2,808	$ 37.2	₨ 2,114		₨ 1,862
Government Grant [Member]
Property, Plant and Equipment [Line Items]
Reduction to the carrying value of the rooftop projects due to the receipt of government grants			₨ 34	$ 0.5	30
Utility Scale Projects [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		25 years
Reduction of depreciation and amortization					₨ 267	$ 3.9
Utility Scale Projects [Member] | Revised Useful Life [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	35 years